Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Others Comprehensive Income [Abstract]
Reserve from debt instruments at fair value through other comprehensive income	$ 358	$ 377	$ 351
Foreign currency translation reserve	4,829	19,812	(513)
Reserve from derivatives	4	4	4
Share in other comprehensive loss of companies accounted for at equity, net	(2,057)	(2,115)	(2,219)
Accumulated other comprehensive income (loss)	$ 3,134	$ 18,078	$ (2,377)